SUPPLEMENTAL EXPENSE INFORMATION (Tables)	12 Months Ended
Mar. 31, 2016
Other Income and Expenses [Abstract]
Schedule of Supplemental Expense Information

Supplemental expense information is as follows:

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Research and development expenses	¥48,830	¥55,285	¥58,755
Advertising expenses	7,040	6,988	6,336
Shipping and handling cost included in selling, general and administrative expenses	24,643	24,050	23,454